Annual Total Returns [BarChart] - Harbor Target Retirement Income Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	3.20%
2012	10.87%
2013	3.19%
2014	3.62%
2015	(0.53%)
2016	4.96%
2017	8.42%
2018	(2.83%)
2019	12.84%
2020	10.56%